Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Relationship between Related Parties and Parent Company
Entity	Relationship to Ku6 Media Co., Ltd.
Shanda Interactive Entertainment Limited (“Shanda”)	Controlling shareholder
Shanda Computer (Shanghai) Co., Ltd. (“Shanda Computer”)	Wholly owned affiliate of Shanda
Shanghai Shulong Computer Technology Co., Ltd. (“Shanghai Shulong Computer”)	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Technology Co., Ltd. (“Shanghai Shulong”)	Consolidated affiliate of Shanda Games Limited
Chengdu Jisheng Technology Co., Ltd. (“Chengdu Jisheng”)	Wholly owned affiliate of Shanda
Shanghai Shengyue Advertising Co., Ltd. (“Shengyue”)	Wholly owned affiliate of Shanda
Shanda Media Group Ltd. (“Shanda Media”)	Wholly owned affiliate of Shanda
Shanda Capital Limited. (“Shanda Capital”)	Wholly owned affiliate of Shanda
Shanda Games Ltd. (“Shanda Games”)	Affiliate under common control of Shanda
Hurray! Media Co., Ltd.	Wholly owned affiliate of Shanda
Seed Music Group Limited	Wholly owned affiliate of Shanda
Hurray! Solutions Ltd.	Wholly owned affiliate of Shanda

Schedule of Related Party Transactions in Continuing Operations
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Related party transactions in continuing operations:
Advertising revenue received from companies under common control by Shanda	701,732	8,076,155	12,481,927
Promotion service fee paid to companies under common control by Shanda	376,302	379,465	—
Loan borrowing from Shanghai Shulong Computer Technology Co., Ltd.	—	6,832,012	—
Loan borrowing from Shanghai Shulong Technology Co., Ltd.	3,030,711	6,503,884	—
Loan borrowing from Shanda Computer (Shanghai) Co., Ltd. *	1,565,290	—	—
Loan repayment from Shanda Games Limited	—	—	13,900,000
Loan repayment to Shanghai Shulong Computer Technology Co., Ltd.	—	—	6,769,544
Loan repayment to Shanghai Shulong Technology Co., Ltd.	—	3,189,527	3,135,076
Loan to Shanda Games Limited	3,200,000	14,000,000	—
Loan to Shanda Capital Limited	—	—	470,000
Loan interest income from Shanda Games Limited	—	108,019	246,178
Loan interest income from Shanda Capital Limited	—	—	10,575
Convertible Bond issued to Shanda Media (Note 1)	—	50,000,000	—
Convertible Bond redeemed from Shanda Media (Note 1)	—	50,000,000	—
Interest expense for loan from companies under common control by Shanda	—	688,952	448,011
Interest expense of Convertible Bond issued to Shanda Media (Note 1)	—	375,000	—

*Borrowing is not reflected in “other payables due to related parties” as the liability was incurred by the Company’s formerly consolidated subsidiary Yisheng, which was deconsolidated in 2011 (Note 8).  The loan was assumed by the acquiring parties of Yisheng and de-recognized upon deconsolidation.

Schedule of Accounts Receivable Balances Due from Related Parties
	December 31, 2011	December 31, 2012

Shanghai Shengyue Advertising Co., Ltd.	2,649,385	4,333,797
Other companies under common control by Shanda	90,794	65,240
	2,740,179	4,399,037

Schedule of Other Receivables Balances Due from Related Parties
	December 31, 2011	December 31, 2012
Other receivables due from related parties
Shanda Games Limited	17,308,019	3,389,567
Hurray! Media Co., Ltd.	1,246,641	1,246,641
Seed Music Group Limited	980,000	980,000
Shanda Capital Limited	—	480,575
Other companies under common control by Shanda	4,609	—
	19,539,269	6,096,783

Schedule of Other Payables Balances Due to Related Parties
	December 31, 2011	December 31, 2012
Other payables due to related parties
Shanghai Shulong Technology Co. Ltd	6,345,068	3,404,497
Shanghai Shulong Computer Technology Co., Ltd	6,832,012	—
Other related party	375,000	375,000
	13,552,080	3,779,497